Inventories (Tables)	12 Months Ended
Sep. 30, 2025
Inventory Disclosure [Abstract]
Schedule of inventories	Inventories consisted of the following:
	As of September 30,
	2024	2025

Auto parts and auto accessories	$3,270	$254
Total	$3,270	$254